Loss Per Share	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Loss Per Share

Note 16 — Loss Per Share

The Company computes loss per share in accordance with ASC 260-10-45 “Earnings per Share,” which requires presentation of both basic and diluted loss per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of outstanding shares of common stock during the period. The EM LLC convertible preferred units did not participate in the earning (or losses) of the Company. Further, the conversion of the convertible preferred units prior to the Business Combination was contingent on the execution of the event, and therefore the potential common shares were not included in the calculation of outstanding shares prior to conversion.

The EM Share Obligations (see Note 10 — Derivative Liabilities) prior to the Closing Date were contingently issuable common shares; however, the contingency was subject to the execution of the Business Combination. Therefore, prior to the Closing Date, the EM Share Obligations were not included in the calculation of outstanding shares of common stock.

Upon the Closing Date, certain EM Share Obligations converted into the Company’s common stock (see Note 3 — Reverse Recapitalization) and are included in outstanding shares thereafter. During the three months ended June 30, 2026, the outstanding 24,902,106 contingently issuable shares of common stock recorded in equity-classified CPU share allocation and 2,898,499 contingently issuable shares of common stock related to noncontrolling interest were issued upon expiration of the ninety-day period following the Closing Date (see Note 13 — Equity). These shares are included in outstanding common shares as of June 30, 2026.

Diluted loss per share gives effect to all dilutive potential shares of common stock outstanding during the period. Dilutive loss per share excludes all potential shares of common stock if their effect is anti-dilutive. The Convertible Debentures are evaluated under the if-converted method. Under the if-converted method, the Convertible Debentures are assumed to have been converted at the beginning of the applicable reporting period or, if later, on the date of issuance, with the numerator adjusted to eliminate the effects on earnings that would not have been recognized had the Convertible Debentures been converted and the denominator adjusted to include the common shares issuable upon conversion. For the three and six months ended June 30, 2026 and 2025, the effect of the assumed conversion of the Convertible Debentures was anti-dilutive and, accordingly, the related potential common shares were excluded from diluted loss per share. Therefore, basic and diluted loss per share are equivalent for the periods presented.

The basic and diluted net loss per share are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
in thousands, except share data	2026	2025	2026	2025
Net loss attributable to common stock	$(11,910)	$(40,891)	$(452,223)	$(58,887)
Weighted average shares outstanding – basic and diluted	621,762,506	454,712,290	617,779,981	454,712,290
Net loss per share – basic and diluted	$(0.02)	$(0.09)	$(0.73)	$(0.13)

Potential Common Shares Excluded from Diluted Loss Per Share

Potential Common Shares	Minimum Shares	Maximum Shares	Treatment
Convertible Debentures(1)	1,666,497	10,832,228	Excluded as anti-dilutive

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(1)      The number of potential common shares issuable upon conversion of the Convertible Debentures varies based on the applicable conversion price. The conversion price is equal to the lower of $12.09 per share or 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date, subject to a floor price of $1.86 per share. The minimum and maximum potential shares presented above are based on the $20.0 million principal amount plus approximately $147,945 of accrued coupon interest outstanding as of June 30, 2026, assuming conversion at $12.09 per share and $1.86 per share, respectively. Actual shares issued upon conversion may vary based on the applicable conversion price and the amount of principal and accrued interest converted.

The potential common shares presented above were excluded from the computation of diluted loss per share because their inclusion would have been anti-dilutive or because the applicable conditions for issuance had not been satisfied as of June 30, 2026.